General	9 Months Ended
Sep. 30, 2018
General [Abstract]
GENERAL

NOTE 1:-	GENERAL

a.	Formula Systems (1985) Ltd. ("Formula" or the "Company") was incorporated in Israel and began its business operations in 1985. Since 1991, Formula's ordinary shares, par value NIS 1.0 per share, have been traded on the Tel-Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula's ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. The controlling shareholder of the Company is Asseco Poland S.A. ("Asseco"), a Polish public company, traded on the Warsaw Stock Exchange.

b.	Formula, through its investees (collectively, the "Group") is engaged in providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training and integration. The Group operates through five directly held subsidiaries: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic"), Sapiens International Corporation N.V ("Sapiens"), Insync Staffing Solutions, Inc. ("Insync") and Michpal Micro Computers (1983) Ltd. ("Michpal"), and one jointly controlled entity: TSG IT Advanced Systems Ltd. ("TSG").

c.	The following table presents the ownership of Formula's directly held investees, as of the dates indicated (the list consists only of active companies):

	Percentage of ownership
	September 30,	December 31,
	2018	2017
Name of Investee

Matrix	49.18	49.50
Magic	45.21	47.12
Sapiens	48.16	48.14
Insync	90.09	90.09
Michpal	100	100
TSG	50.00	50.00